ACCOUNTS PAYABLE - Schedule of accounts payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Merchandise purchase payables	¥ 150,241		¥ 292,515
Warehouse and logistic fees payables	4,784		7,512
Payable to merchants	99,814		201,522
Total accounts payable	¥ 254,839	$ 39,990	¥ 501,549